Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Reconciliation Of Changes In Plan Assets Benefit Obligations And Funded Status
Pension Benefits

(in millions)	2013	2012
Change in plan assets:
Fair value of plan assets at January 1	$12,141	$10,993
Actual return on plan assets	673	1,488
Company contributions	323	282
Benefits and expenses paid	(610)	(622)
Fair value of plan assets at December 31	$12,527	$12,141

Change in benefit obligation:
Projected benefit obligation at January 1	$15,541	$14,000
Service cost for benefits earned	468	396
Interest cost	627	658
Actuarial (gain) loss	(1,950)	1,099
Plan amendments	-	9
Transitional costs	1	1
Benefits and expenses paid	(610)	(622)
Projected benefit obligation at December 31 (1)	$14,077	$15,541

Funded status:
Current liability	$(6)	$(6)
Noncurrent liability	(1,544)	(3,394)
Accrued benefit cost at December 31	$(1,550)	$(3,400)

 (1) PG&E Corporation's accumulated benefit obligation was $12,659  million and $13,778 million at December 31, 2013 and 2012, respectively.

Other Benefits

(in millions)	2013	2012
Change in plan assets:
Fair value of plan assets at January 1	$1,758	$1,491
Actual return on plan assets	64	191
Company contributions	145	149
Plan participant contribution	64	55
Benefits and expenses paid	(139)	(128)
Fair value of plan assets at December 31	$1,892	$1,758

Change in benefit obligation:
Benefit obligation at January 1	$1,940	$1,885
Service cost for benefits earned	53	49
Interest cost	74	83
Actuarial gain	(415)	(23)
Plan amendments	-	5
Benefits paid	(123)	(119)
Federal subsidy on benefits paid	4	5
Plan participant contributions	64	55
Benefit obligation at December 31	$1,597	$1,940

Funded status (1):
Noncurrent asset	$352	$-
Noncurrent liability	(57)	(181)
Accrued benefit cost at December 31	$295	$(181)

 (1) At December 31, 2013, the postretirement medical plan was in an overfunded position and the postretirement life insurance plan was in an underfunded position.       At December 31, 2012, both the postretirement medical plan and the postretirement life insurance plan were in underfunded positions.

Components Of Net Periodic Benefit Cost
Pension Benefits

(in millions)	2013	2012	2011
Service cost for benefits earned	$468	$396	$320
Interest cost	627	658	660
Expected return on plan assets	(650)	(598)	(669)
Amortization of prior service cost	20	20	34
Amortization of net actuarial loss	111	123	50
Net periodic benefit cost	576	599	395
Less: transfer to regulatory account (1)	(238)	(301)	(139)
Total	$338	$298	$256

 (1) The Utility recorded these amounts to a regulatory account as they are probable of recovery from customers in future rates

Other Benefits

(in millions)	2013	2012	2011
Service cost for benefits earned	$53	$49	$42
Interest cost	74	83	91
Expected return on plan assets	(79)	(77)	(82)
Amortization of transition obligation	-	24	26
Amortization of prior service cost	23	25	27
Amortization of net actuarial loss	6	6	4
Net periodic benefit cost	$77	$110	$108

Estimated Amortized Net Periodic Benefit For 2012

Pension Benefit

(in millions)
Unrecognized prior service cost	$20
Unrecognized net loss	2
Total	$22

Other Benefits
(in millions)
Unrecognized prior service cost	$23
Unrecognized net gain	2
Total	$25

Schedule Of Assumptions Used In Calculating Projected Benefit Cost And Net Periodic Benefit Cost
	Pension Benefits			Other Benefits
	December 31,			December 31,
	2013	2012	2011	2013	2012	2011
Discount rate	4.89%	3.98%	4.66%	4.70 - 5.00%	3.75 - 4.08%	4.41 - 4.77%
Average rate of future
compensation increases	4.00%	4.00%	5.00%	-	-	-
Expected return on plan assets	6.50%	5.40%	5.50%	3.50 - 6.70%	2.90 - 6.10%	4.40 - 5.50%

Schedule Of Assumed Health Care Cost Trend
	One-	One-
	Percentage-	Percentage-
	Point	Point
(in millions)	Increase	Decrease
Effect on postretirement benefit obligation	$86	$(88)
Effect on service and interest cost	9	(9)

Target Asset Allocation Percentages
	Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012
Global equity securities	25%	25%	35%	30%	28%	38%
Absolute return	5%	5%	5%	3%	4%	4%
Real assets	10%	10%	10%	8%	8%	8%
Extended fixed-income securities	3%	3%	3%	-%	-%	-%
Fixed-income securities	57%	57%	47%	59%	60%	50%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Changes In Fair Value Of Plan Assets
	Fair Value Measurements
	At December 31,
	2013				2012
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
Money market investments	$70	$-	$-	$70	$112	$-	$-	$112
Global equity securities	1,123	2,363	-	3,486	402	3,017	-	3,419
Absolute return	-	-	554	554	-	-	513	513
Real assets	562	-	544	1,106	525	-	285	810
Fixed-income securities:
U.S. government	1,281	319	-	1,600	1,576	139	-	1,715
Corporate	1	4,230	625	4,856	3	4,275	611	4,889
Other	166	555	-	721	-	576	-	576
Total	$3,203	$7,467	$1,723	$12,393	$2,618	$8,007	$1,409	$12,034
Other Benefits:
Money market investments	$31	$-	$-	$31	$77	$-	$-	$77
Global equity securities	127	504	-	631	118	397	-	515
Absolute return	-	-	53	53	-	-	49	49
Real assets	67	-	38	105	68	-	28	96
Fixed-income securities:
U.S. government	119	5	-	124	148	5	-	153
Corporate	4	894	2	900	9	795	1	805
Other	14	37	-	51	-	38	-	38
Total	$362	$1,440	$93	$1,895	$420	$1,235	$78	$1,733
Total plan assets at fair value				$14,288				$13,767

Schedule Of Level 3 Reconciliation

	Pension Benefits
	Absolute	Corporate
(in millions)	Return	Fixed-Income	Real Assets	Total
Balance as of January 1, 2012	$487	$585	$65	$1,137
Actual return on plan assets:
Relating to assets still held at the reporting date	26	28	12	66
Relating to assets sold during the period	-	(1)	-	(1)
Purchases, issuances, sales, and settlements
Purchases	-	12	208	220
Settlements	-	(13)	-	(13)
Balance as of December 31, 2012	$513	$611	$285	$1,409
Actual return on plan assets:
Relating to assets still held at the reporting date	37	1	49	87
Relating to assets sold during the period	4	-	(3)	1
Purchases, issuances, sales, and settlements
Purchases	-	20	352	372
Settlements	-	(7)	(139)	(146)
Balance as of December 31, 2013	$554	$625	$544	$1,723

	Other Benefits
	Absolute	Corporate
(in millions)	Return	Fixed-Income	Real Assets	Total
Balance as of January 1, 2012	$47	$1	6	$54
Actual return on plan assets:
Relating to assets still held at the reporting date	2	-	1	3
Relating to assets sold during the period	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	-	1	21	22
Settlements	-	(1)	-	(1)
Balance as of December 31, 2012	$49	$1	$28	$78
Actual return on plan assets:
Relating to assets still held at the reporting date	4	-	3	7
Relating to assets sold during the period	-	-	-	-
Purchases, issuances, sales, and settlements
Purchases	12	1	21	34
Settlements	(12)	-	(14)	(26)
Balance as of December 31, 2013	$53	$2	$38	$93

Schedule Of Estimated Benefits Expected To Be Paid
(in millions)	Pension	Other	Federal Subsidy
2014	$613	$90	$(6)
2015	652	95	(7)
2016	692	100	(8)
2017	730	107	(8)
2018	766	113	(9)
2019 - 2023	4,326	609	(35)

Schedule Of Employer Contribution Expense
(in millions)
Year ended December 31,
2013	$71
2012	67
2011	65